UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $132,277 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8243   194080 SH       SOLE                   193330               750
ADOBE SYS INC                  COM              00724F101     1778    50860 SH       SOLE                    50860
ALCON INC                      COM SHS          H01301102      334     3200 SH       SOLE                                       3200
ALTRIA GROUP INC               COM              02209S103     4285    60469 SH       SOLE                    60289               180
AMERICAN EXPRESS CO            COM              025816109     2102    40000 SH       SOLE                                      40000
AMERIPRISE FINL INC            COM              03076C106      360     8000 SH       SOLE                                       8000
AMGEN INC                      COM              031162100      423     5810 SH       SOLE                     5625               185
ANSYS INC                      COM              03662Q105      303     5600 SH       SOLE                     5600
APOLLO GROUP INC               CL A             037604105      580    11040 SH       SOLE                    11040
AUTOMATIC DATA PROCESSING IN   COM              053015103      304     6660 SH       SOLE                                       6660
BECTON DICKINSON & CO          COM              075887109      690    11210 SH       SOLE                    11210
BED BATH & BEYOND INC          COM              075896100     7929   206489 SH       SOLE                   205644               845
BIOMET INC                     COM              090613100     1360    38280 SH       SOLE                    38280
CAPITAL ONE FINL CORP          COM              14040H105      536     6655 SH       SOLE                     6655
CISCO SYS INC                  COM              17275R102    10746   495908 SH       SOLE                   462738             33170
CITIGROUP INC                  COM              172967101      595    12600 SH       SOLE                      355             12245
COCA COLA CO                   COM              191216100      263     6275 SH       SOLE                                       6275
DANAHER CORP DEL               COM              235851102     1260    19825 SH       SOLE                    19825
DELL INC                       COM              24702R101     2087    70113 SH       SOLE                    70113
DIONEX CORP                    COM              254546104      302     4915 SH       SOLE                     4915
EXXON MOBIL CORP               COM              30231G102      754    12396 SH       SOLE                      780             11616
FOREST LABS INC                COM              345838106      725    16255 SH       SOLE                    16255
GARMIN LTD                     ORD              G37260109      359     4525 SH       SOLE                     4525
GENERAL ELECTRIC CO            COM              369604103     1028    29550 SH       SOLE                                      29550
HARLEY DAVIDSON INC            COM              412822108     2619    50479 SH       SOLE                    50154               325
HEARTLAND EXPRESS INC          COM              422347104     1062    48731 SH       SOLE                    48731
JOHNSON & JOHNSON              COM              478160104     5838    98586 SH       SOLE                    98246               340
LEXMARK INTL NEW               CL A             529771107      229     5045 SH       SOLE                     5045
MCGRAW HILL COS INC            COM              580645109     3199    55520 SH       SOLE                    55520
MICROSOFT CORP                 COM              594918104      711    26134 SH       SOLE                    18134              8000
MORGAN STANLEY                 COM NEW          617446448      441     7015 SH       SOLE                                       7015
NOKIA CORP                     SPONSORED ADR    654902204    11920   575303 SH       SOLE                   540568             34735
ORACLE CORP                    COM              68389X105     3501   255705 SH       SOLE                   254220              1485
PAYCHEX INC                    COM              704326107     8024   192595 SH       SOLE                   177020             15575
PEPSICO INC                    COM              713448108    10048   173866 SH       SOLE                   164571              9295
PFIZER INC                     COM              717081103     1397    56050 SH       SOLE                    37480             18570
PLANTRONICS INC NEW            COM              727493108      430    12145 SH       SOLE                    12145
PROCTER & GAMBLE CO            COM              742718109      503     8722 SH       SOLE                      275              8447
SEI INVESTMENTS CO             COM              784117103     1995    49230 SH       SOLE                    48855               375
SLM CORP                       COM              78442P106     9806   188787 SH       SOLE                   188062               725
STAPLES INC                    COM              855030102      915    35845 SH       SOLE                    35845
STATE STR CORP                 COM              857477103     1268    20990 SH       SOLE                    20990
TRUSTCO BK CORP N Y            COM              898349105      127    10439 SH       SOLE                    10439
WALGREEN CO                    COM              931422109     2176    50455 SH       SOLE                    38425             12030
WEBEX COMMUNICATIONS INC       COM              94767L109      231     6875 SH       SOLE                     6875
WELLS FARGO & CO NEW           COM              949746101     9419   147466 SH       SOLE                   144581              2885
WRIGLEY WM JR CO               COM              982526105     7801   121886 SH       SOLE                   121251               635
WYETH                          COM              983024100      257     5300 SH       SOLE                     1300              4000
ZIMMER HLDGS INC               COM              98956P102     1014    15000 SH       SOLE                                      15000